UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08266
The India Fund, Inc.
(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154
(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5344
Date of fiscal year end: December 31, 2007
Date of reporting period: June 30, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

The India Fund, Inc.
August 27, 2007

Dear Fund Shareholder,

We are pleased to provide you with the unaudited financial statements of The India Fund, Inc. (the “Fund”) for the six months ended June 30, 2007. The Fund’s net asset value (“NAV”) closed at $49.99 on June 30, 2007, representing an increase of 17.21% (after taking the Fund’s dividend into account) from the NAV on December 31, 2006, which was $42.65. The S&P/IFC Investable India Index* gained 20.09%, driven by large-cap companies like Reliance Industries and Bharti Airtel, which were both up approximately 33% for the six months ended June 30, 2007.

Thus far, 2007 has been an exciting year for India-dedicated investors, with the country’s share market indices hitting new highs. For the 12 months ended March 31, 2007, the economy expanded 9.2%, the highest growth rate ever recorded. Corporate earnings are on track to grow approximately 22%** in the current fiscal year, and though the market’s forward price-to-earnings ratio (“PE ratio”) remains above its historical average at 14.4x**, Indian stocks continue to trade at a modest PEG multiple (i.e., PE ratio/earnings-per-share growth) of only 0.7x. Partly due to “overheating” worries as well as stubbornly high inflation, the Reserve Bank of India has raised interest rates by 125 basis points since the beginning of the year. Yet despite this monetary tightening, investor sentiment remains positive due to strong underlying fundamentals. In fact, foreign portfolio investment for the six months ended June 30, 2007 reached $5.7 billion, which represents 70% of the amount received in all of 2006.

Looking ahead, we believe India’s robust manufacturing and service sectors will continue to lead the country’s growth, with both strong domestic-driven and export-driven demand helping to sustain momentum. The economy’s recent performance has been particularly impressive considering that structural reforms have actually been slowing recently, with continued resistance from political parties to opening up key sectors to foreign investors. Also, domestic politics have resulted in the government selectively interfering in what normally should be market-driven pricing. We believe such policies are generally counter-productive and, if not curtailed, could ultimately jeopardize the economy’s ability to sustain high single-digit growth rates.

We remain bullish on India’s growth story, but with a full appreciation of the short-term challenges that lie ahead. We believe the Reserve Bank of India needs to be convinced that inflation is under control and that growth is well-balanced before it begins lowering interest rates. In addition, the 8% year-to-date appreciation of the Indian rupee versus the U.S. dollar appears to be making life more challenging for India’s exporters, including the important information

THE INDIA FUND, INC.

technology sector. We believe further currency appreciation could start having an unwelcome, negative impact on India’s export growth. Finally, although India’s economy is not as export-driven as other Asian economies, the country cannot be entirely shielded from the current volatility in global markets. Nevertheless, we continue to be optimistic regarding both India’s medium-term and long-term growth prospects.

On behalf of the Board of Directors, we thank you for your participation and continued support of the Fund. If you have any questions, please do not hesitate to visit our website at www.blackstone.com or call our toll-free number, 1-866-800-8933.

Sincerely,

Prakash Melwani
Director and President

*  Please note that the benchmark is an unmanaged index. Investors cannot directly invest in the index. The index does not reflect transaction costs or manager fees.

**	Source: Factset, IFC Investable

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. There is no guarantee that the Fund’s or any other investment technique will be effective under all market conditions.

THE INDIA FUND, INC.

Fundamental Periodic Repurchase Policy

The Fund has adopted the following fundamental policy regarding periodic repurchases:

a)	The Fund will make offers to repurchase its shares at semi-annual intervals pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended from time to time (“Offers”). The Board of Directors may place such conditions and limitations on Offers as may be permitted under Rule 23c-3.

b)	14 days prior to the last Friday of the Fund’s first and third fiscal quarters, or the next business day if such Friday is not a business day, will be the deadline (the “Repurchase Request Deadline”) by which the Fund must receive repurchase requests submitted by stockholders in response to the most recent Offer.

c)	The date on which the repurchase price for shares is to be determined (the “Repurchase Pricing Date”) shall occur no later than the last Friday of the Fund’s first and third fiscal quarters, or the next business day if such day is not a business day.

d)	Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

(For further details, see Note F to the Financial Statements.)

THE INDIA FUND, INC.

Schedule of Investments	June 30, 2007 (Unaudited)

COMMON STOCKS (96.55% of holdings)
NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India	96.51%
	Apparel Manufacturers	0.26%
211,705	Crew B.O.S. Products, Ltd.		$825,433	$783,092
154,919	House of Pearl Fashion, Ltd.+		1,931,439	1,119,266
350,000	Provogue (India), Ltd.**		3,564,477	3,847,400

			6,321,349	5,749,758

	Beverages – Alcoholic	0.47%
325,688	United Spirits, Ltd.		7,132,697	10,320,617

			7,132,697	10,320,617

	Beverages-Non Alcoholic	0.08%
1,151,250	McLeod Russel India, Ltd.+		3,183,309	1,735,603

			3,183,309	1,735,603

	Building & Construction	1.69%
133,762	B.L. Kashyap and Sons, Ltd.		3,084,879	5,545,733
676,365	C&C Constructions, Ltd.+**		4,000,008	3,277,574
224,150	GMR Infrastructure, Ltd.+		2,088,345	4,116,182
803,992	IVRCL Infrastructures and Projects, Ltd.		3,601,586	7,080,025
770,063	KEC International, Ltd.		8,878,928	10,518,349
763,800	Madhucon Projects, Ltd.		5,199,722	3,981,456
601,900	Nagarjuna Construction Co., Ltd.		2,781,681	2,633,566

			29,635,149	37,152,885

	Capital Goods	0.05%
39,000	Everest Kanto Cylinder, Ltd.		1,046,187	1,043,383

			1,046,187	1,043,383

	Cement	1.83%
258,748	ACC, Ltd.		4,056,121	5,932,573
658,389	Binani Industries, Ltd.		3,327,401	3,369,742
389,494	Grasim Industries, Ltd.		16,336,415	25,227,812
1,000,000	Sagar Cements, Ltd. (Preferential shares)**		4,291,361	3,036,278
120,650	UltraTech Cement, Ltd.		2,657,051	2,666,283

			30,668,349	40,232,688

	Chemicals	0.37%
1,073,300	United Phosphorus, Ltd.		8,148,011	8,198,481

			8,148,011	8,198,481

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2007 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Computer Hardware	0.44%
920,914	HCL Infosystems, Ltd.		$3,779,961	$4,291,682
473,450	Moser-Baer India, Ltd.		4,051,229	5,432,280

			7,831,190	9,723,962

	Computer Services	0.56%
969,800	NIIT Technologies, Ltd.		3,727,623	12,292,904

			3,727,623	12,292,904

	Computer Software & Programming	12.25%
3,194,477	Infosys Technologies, Ltd.		59,665,018	151,317,538
40,500	Infosys Technologies, Ltd., Sponsored ADR		2,012,226	2,040,390
730,000	KPIT Cummins Infosystems, Ltd.		1,422,760	2,486,060
4,522,517	Satyam Computer Services, Ltd.		35,478,419	51,890,546
719,222	SSI, Ltd.+		1,696,904	2,845,808
915,858	Tanla Solutions, Ltd.		7,353,237	8,891,541
721,012	Tata Consultancy Services, Ltd.		20,055,938	20,345,541
2,327,500	Wipro, Ltd.		23,244,441	29,631,299

			150,928,943	269,448,723

	Consumer Non-Durables	2.67%
6,215,899	Hindustan Unilever, Ltd.		29,074,050	28,822,602
7,883,725	ITC, Ltd.		21,125,571	29,945,670

			50,199,621	58,768,272

	Diversified Financial Services	2.21%
725,700	Indiabulls Financial Service, Ltd.		2,056,367	10,475,454
5,299,165	Infrastructure Development Finance Co., Ltd.		8,886,145	17,109,820
3,944,532	Power Finance Corporation+		11,522,742	14,314,697
247,667	Reliance Capital, Ltd.		3,631,545	6,617,122

			26,096,799	48,517,093

	Diversified Industries	0.82%
119,750	Aban Offshore, Ltd.		6,652,225	8,856,840
743,690	Elecon Engineering Co., Ltd.		4,532,215	9,100,855
69,339	NEPC India, Ltd. GDR+		3,467	13,868

			11,187,907	17,971,563

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2007 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Electronics & Electrical Equipment	9.95%
419,745	ABB, Ltd.		$1,438,932	$11,288,360
289,468	Bharat Electronics, Ltd.		8,993,058	13,005,537
2,693,824	Bharat Heavy Electricals, Ltd.		15,865,059	101,743,902
107,685	Easun Reyrolle Relays & Devices, Ltd.		1,494,460	2,674,840
860,000	HBL Nife Power Systems, Ltd.		3,995,531	6,113,069
949,110	Indo Tech Transformers, Ltd.		5,250,807	9,527,804
3,116,174	Jyoti Structures, Ltd.		1,983,003	14,154,863
3,566,335	Kei Industries, Ltd. +		5,246,922	7,381,795
3,059,150	NTPC, Ltd.		11,494,201	11,443,411
1,154,981	Reliance Energy, Ltd.		14,342,361	17,415,108
518,984	Siemens India, Ltd.		6,519,089	17,792,827
483,195	UTV Software Communications, Ltd.		5,968,790	6,242,294

			82,592,213	218,783,810

	Engineering	2.06%
756,804	Jaiprakash Associates, Ltd.		7,794,790	13,764,718
2,147,507	Thermax, Ltd.		3,395,021	26,693,890
1,812,400	Voltas, Ltd.		2,119,712	4,950,697

			13,309,523	45,409,305

	Finance	13.76%
507,600	Bank of Baroda		2,969,207	3,368,213
2,588,850	Bank of India		8,804,478	14,794,791
61,050	Corporation Bank		503,723	486,271
2,719,300	Dena Bank, Ltd.		3,068,362	3,118,073
1,064,163	HDFC Bank, Ltd.		13,905,893	29,894,025
1,679,648	Housing Development Finance Corp., Ltd.		20,122,406	83,727,736
3,555,891	ICICI Bank, Ltd.		33,241,085	83,406,609
1,466,881	Indian Bank		3,048,706	4,590,362
59,300	Jammu and Kashmir Bank, Ltd.		1,019,038	981,866
313,150	Kotak Mahindra Bank, Ltd.		4,573,650	5,170,791
921,500	Oriental Bank of Commerce		4,122,303	5,105,554
884,631	Punjab National Bank, Ltd.		9,661,534	11,724,850
4,581,290	South Indian Bank, Ltd.		7,372,841	14,297,022
742,750	State Bank of India		3,596,997	27,816,993
45,550	State Bank of India GDR		525,435	4,016,599
183,600	UTI Bank, Ltd.		1,393,049	2,727,346
500,000	UTI Bank, Ltd. 144A GDR		2,955,000	7,375,000

			120,883,707	302,602,101

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2007 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Financial Services	0.19%
331,766	Network 18 Fincap, Pvt, Ltd.+		$772,928	$4,189,892

			772,928	4,189,892

	Food	0.12%
560,250	Lakshmi Energy & Foods, Ltd.		905,948	2,657,671

			905,948	2,657,671

	Hotels & Leisure	0.57%
3,365,130	Indian Hotels Co., Ltd.		9,783,243	12,443,400

			9,783,243	12,443,400

	Machinery – Electric Utility	0.10%
115,305	EMCO, Ltd.		2,041,910	2,264,907

			2,041,910	2,264,907

	Media	1.68%
669,000	Balaji Telefilms, Ltd.		3,607,811	3,678,658
2,353,275	Deccan Chronicle Holdings, Ltd.		10,590,322	13,636,312
2,681,548	Zee Telefilms, Ltd.		11,665,564	19,584,469

			25,863,697	36,899,439

	Metal – Diversified	2.02%
1,954,760	Ahmednagar Forgings, Ltd.		7,455,533	10,847,112
586,834	Hindustan Zinc, Ltd.		8,912,149	10,125,777
1,633,203	Sterlite Industries India, Ltd.		14,418,399	23,462,945

			30,786,081	44,435,834

	Petroleum Related	13.34%
345,700	Bharat Petroleum Corp., Ltd.		3,346,313	2,886,386
531,739	Indian Oil Corp., Ltd.		4,127,282	5,786,428
3,094,287	Oil and Natural Gas Corp., Ltd.		42,622,677	68,541,172
5,177,093	Reliance Industries, Ltd.		68,360,905	216,134,337

			118,457,177	293,348,323

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2007 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Pharmaceuticals	3.70%
568,385	Aurobindo Pharma, Ltd.		$7,783,868	$11,290,943
851,481	Dishman Pharmaceuticals & Chemicals, Ltd.		4,039,845	6,406,884
1,274,136	Dr. Reddy’s Laboratories, Ltd.		19,804,392	20,521,012
791,465	Lupin, Ltd.		9,118,527	14,235,779
801,400	Panacea Biotec, Ltd.		6,620,971	8,362,777
270,812	Sun Pharma Advanced Research +		284,344	664,936
496,262	Sun Pharmaceutical Industries, Ltd.		9,297,359	12,454,224
785,250	Wockhardt, Ltd.		7,594,340	7,402,780

			64,543,646	81,339,335

	Publishing	0.05%
600,000	Business India Publications		1,003,792	1,104,905

			1,003,792	1,104,905

	Real Estate Operation / Development	0.67%
796,512	DLF, Ltd.+		10,244,314	10,267,480
443,950	Indiabulls Real Estate, Ltd.+		1,520,647	4,535,697

			11,764,961	14,803,177

	Shipbuilding	0.53%
978,500	Bharati Shipyard, Ltd.		3,611,068	11,743,682

			3,611,068	11,743,682

	Steel	5.57%
966,114	Jindal Saw, Ltd.		7,579,958	16,309,660
482,637	Jindal Steel & Power, Ltd.		12,482,279	41,055,697
1,057,643	JSW Steel, Ltd.		6,589,263	15,878,603
243,972	Shree Precoated Steels, Ltd.+		1,495,323	1,972,622
4,799,625	Steel Authority of India, Ltd.		10,636,171	15,449,778
3,492,667	Sujana Metals Products, Ltd.+		1,005,030	3,001,494
3,492,667	Sujana Towers, Ltd.+		4,307,273	12,863,546
1,085,291	Tata Steel, Ltd.		12,639,775	15,913,959

			56,735,072	122,445,359

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2007 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (continued)
	Telecommunications	9.72%
6,515,160	Bharti Airtel, Ltd.+		$48,898,380	$133,726,548
2,866,003	Idea Cellular, Ltd.+		6,453,878	8,768,129
5,616,971	Reliance Communication, Ltd.+		38,482,101	71,309,431
—++	Shyam Telecom, Ltd.+		14	1
8	Shyam Telelink, Ltd.+		0	0

			93,834,373	213,804,109

	Televisions	0.47%
860,851	Dish TV India, Ltd.+		2,232,419	2,257,415
314,110	Television Eighteen India, Ltd.		1,636,309	6,926,578
981,236	Zee News, Ltd.+		549,452	1,105,855

			4,418,180	10,289,848

	Textiles	0.65%
1,505,271	Bombay Rayon Fashions, Ltd.		7,143,343	9,175,214
222,000	Eastern Silk Industries, Ltd.		1,436,579	1,666,601
1,437,232	S. Kumars Nationwide, Ltd. +		2,865,622	3,576,538

			11,445,544	14,418,353

	Transportation	0.65%
252,921	Container Corp. of India, Ltd.		9,911,468	14,414,836

			9,911,468	14,414,836

	Vehicle Components	2.95%
2,611,425	Amtek Auto, Ltd.		9,304,869	26,112,647
662,864	ANG Auto, Ltd.		4,156,122	4,391,967
291,670	Clutch Auto, Ltd. +		954,771	966,803
4,004,901	Cummins India, Ltd.		21,623,000	33,428,668

			36,038,762	64,900,085

	Vehicles	4.06%
352,796	Bajaj Auto, Ltd.		17,387,614	18,440,851
1,586,834	Mahindra & Mahindra, Ltd.		16,662,564	28,163,844
398,903	Maruti Udyog, Ltd.		7,799,233	7,278,247
2,156,143	Tata Motors, Ltd.		31,046,883	35,457,045

			72,896,294	89,339,987

	Total India		1,107,706,721	2,122,794,290

THE INDIA FUND, INC.

Schedule of Investments (continued)	June 30, 2007 (Unaudited)

COMMON STOCKS (continued)
NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Canada	0.04%
	Petroleum Related	0.04%
9,000	Niko Resources, Ltd.		$667,683	$819,540

	Total Canada		667,683	819,540

	TOTAL COMMON STOCKS		1,108,374,404	2,123,613,830

WARRANTS (0.16% of holdings)
	Beverages-Non Alcoholic	0.16%
2,354,880	McLeod Russel Zero Point Warrants, 12/10/09		6,324,737	3,558,224

	TOTAL WARRANTS		6,324,737	3,558,224

SHORT-TERM INVESTMENTS (2.51% of holdings)
1,270,000	Banking Index Benchmark Exchange Traded Scheme – Bank BeES		15,128,995	21,269,671
26,911,119	Birla Cash Plus Inst+		7,593,758	8,036,696
18,648,019	DWS Insta Cash Plus Inst – Growth+		5,107,964	5,494,979
20,019,473	Prudential ICICI Liquid Plan – Super Institutional Growth+		5,061,544	5,512,550
19,550,516	Reliance Liquidity Fund – Growth Option+		5,061,544	5,503,955
345,801	Standard Chartered Liquidity Manager Plus – Growth+		8,907,618	9,295,073

	TOTAL SHORT-TERM INVESTMENTS		46,861,423	55,112,924

BONDS (0.50% of holdings)
Par Value (000)	Finance	0.50%
INR 460,000	ICICI Bank, Ltd., Bond Tier 1, 9.98%, 09/13/45		9,944,639	11,095,795

	TOTAL BONDS		9,944,639	11,095,795

COMMERCIAL PAPER (0.28% of holdings)
Par Value (000)	India	0.28%
INR 200,000	DSP ML Capital, Ltd., 8.85%, 07/09/07		4,868,183	4,889,257
INR 50,000	Larsen & Toubro Finance, Ltd., 8.85%, 07/17/07		1,219,382	1,224,694

	TOTAL COMMERCIAL PAPER		6,087,565	6,113,951

	TOTAL INVESTMENTS*	100.00%	$1,177,592,768	$2,199,494,724

THE INDIA FUND, INC.

Schedule of Investments (concluded)	June 30, 2007 (Unaudited)

Footnotes and Abbreviations

ADR	– American Depository Receipt
GDR	– Global Depository Receipt
INR	– Indian Rupee
144A
– Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $7,375,000.

+	Non income producing
++	Less than one share
*	As of June 30, 2007, the aggregate cost for federal income tax purposes was $1,179,341,238

Excess of value over tax cost	$1,033,239,260
Excess of tax cost over value	(13,085,774)

$1,020,153,486

**	Denotes restricted shares. Sale of these shares is restricted for one year from the date of purchase.

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Statement of Assets and Liabilities	June 30, 2007 (Unaudited)

ASSETS
Investments, at value (Cost $1,177,592,768)	$2,199,494,724
Cash (including Indian Rupees of $17,360,364 with a cost of $17,326,472)	32,696,623
Receivables:
Dividends	5,267,748
Interest	286,294
Securities sold	13,962,941
Prepaid expenses	232,158

Total Assets	2,251,940,488

LIABILITIES
Payable for securities purchased	6,622,806
Accrued tax and interest expense payable	4,956,314
Due to Investment Manager	1,583,938
Due to Administrator	293,475
Accrued Custodian fees	53,243
Accrued expenses	1,034,497

Total Liabilities	14,544,273

Net Assets	$2,237,396,215

NET ASSET VALUE PER SHARE ($2,237,396,215 / 44,754,495 shares issued and outstanding)	$49.99

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value; 48,537,743 shares issued (100,000,000 shares authorized)	$48,337
Paid-in capital	1,035,671,623
Cost of 3,783,248 shares repurchased	(67,391,303)
Overdistribution of net investment income	(2,396,567)
Accumulated net realized gain on investments	249,508,267
Net unrealized appreciation in value of investments, foreign currency holdings and on translation of other assets and liabilities denominated in foreign currency	1,021,955,858

$2,237,396,215

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Statement of Operations	For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income
Dividends (net of taxes withheld of $38)		$11,247,737
Interest		828,868

Total investment income		12,076,605

Expenses
Management fees	8,860,005
Administration fees	1,856,798
Legal fees	387,500
Printing	328,440
Custodian fees	248,074
Insurance	147,273
Directors’ fees	89,988
Audit fees and tax fees	78,998
NYSE fees	42,816
Transfer agent fees	34,752
ICI fees	18,248
Miscellaneous expenses	13,885

Total expenses		12,106,777

Net investment loss		(30,172)

Net Realized and Unrealized Gain on Investments, Foreign Currency Holdings and Translation of Other Assets and Liabilities Denominated in Foreign Currency:
Net realized gain on:
Security transactions		190,275,922
Foreign currency related transactions		1,964,757

		192,240,679

Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currency		136,138,184

Net realized and unrealized gain on investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currency		328,378,863

Net increase in net assets resulting from operations		$328,348,691

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Statements of Changes in Net Assets

	For the Six Months	For The Year
	Ended	Ended
	June 30, 2007	December 31, 2006
	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(30,172)	$(5,034,445)
Net realized gain on investments and foreign currency related transactions	192,240,679	217,410,941
Net change in unrealized appreciation in value of investments, foreign currency holdings and translation of other assets and liabilities denominated in foreign currency	136,138,184	370,390,791

Net increase in net assets resulting from operations before income taxes	328,348,691	582,767,287

Income tax expense reversal (see Note B)	—	20,551,036

Net increase in net assets resulting from operations after income taxes	328,348,691	603,318,323

Distribution to shareholders
Net investment income ($0 per share, and $0.14 per share, respectively)	—	(4,699,809)
Short term capital gains ($0 per share, and $0.14 per share, respectively)	—	(6,281,146)
Long term capital gains ($0 per share, and $4.84 per share, respectively)	—	(204,622,749)

Decrease in net assets resulting from distributions	—	(215,603,704)

Capital Share Transactions
Reinvestments
(98,828 shares at $42.94 per share and 12,991, 7,067 and 33,894 shares at $44.79, $52.83 and $39.14 per share, respectively)	4,243,663	2,281,888
Exercise of Rights
(0 and 13,206,525 shares at $34.00 per share, net of expenses of $1,127,708)	—	447,894,142
Shares repurchased under Repurchase Offer
(209,659 and 200,789 shares, respectively) (net of repurchase fee of $173,178 and $163,183, respectively) (including expenses of $51,039 and $268,361, respectively)	(8,536,777)	(8,264,261)

Net increase in net assets resulting from capital share transactions	(4,293,114)	441,911,769

Total increase in net assets	324,055,577	829,626,388

NET ASSETS
Beginning of period	1,913,340,638	1,083,714,250

End of period (including undistributed net investment income of $0 and distribution in excess of net investment income of $2,366,395 respectively)	$2,237,396,215	$1,913,340,638

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Financial Highlights

For a Share Outstanding throughout Each Period

	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Year
	Ended		Ended	Ended	Ended	Ended	Ended
	June 30, 2007		Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002

	(Unaudited)

Per Share Operating Performance
Net asset value, beginning of year	$42.65		$34.07	$28.47	$23.76	$12.72	$11.93

Net investment income (loss)	—	[2,5]	(0.14)[2]	0.04 [2]	0.08 [2]	0.11 [2]	0.09
Net realized and unrealized gain (loss) on investments, foreign currency holdings, and translation of other assets and liabilities denominated in foreign currency	7.34		13.83	11.35	6.14	11.00	0.76
Income tax (expense) reversal	—		0.56 [3]	(0.80)[4]	—	—	—

Net increase (decrease) from investment operations after income taxes	7.34		14.25	10.59	6.22	11.11	0.85

Less: dividends and distributions
Dividends from:
Net investment income	—		(0.14)	(0.06)	(0.01)	(0.13)	(0.09)
Short term capital gains	—		(0.14)	(0.51)	—	—	—
Long term capital gains	—		(4.84)	(3.89)	(1.51)	—	—

Total dividends and distributions	—		(5.12)	(4.46)	(1.52)	(0.13)	(0.09)

Capital share transactions
Anti-dilutive (dilutive) effect of Share Repurchase Program	—	[5]	— [5]	(0.01)	0.01	0.06	0.01
Anti-dilutive effect of Tender Offer	—		—	—	—	—	0.02
Dilutive effect of Rights Offer	—		(0.55)	(0.52)	—	—	—

Total capital share transactions	—		(0.55)	(0.53)	0.01	0.06	0.03

Net asset value, end of period	$49.99		$42.65	$34.07	$28.47	$23.76	$12.72

Per share market value, end of period	$43.65		$45.90	$39.73	$29.63	$25.20	$10.59
Total Investment Return Based on:
Market Value[1]	(4.90)%		29.05%	49.32%	23.51%	139.04%	12.36%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$2,237,396		$1,913,341	$1,083,714	$644,672	$556,811	$350,838
Ratios of expenses after income taxes to average net assets	1.23	[6]	0.00%	4.13%	1.64%	1.76%	1.73%
Ratios of expenses before income taxes to average net assets	1.23	[6]	1.41%	1.49%	1.64%	1.76%	1.73%
Ratios of net investment income (loss) to average net assets	0.00%[6]		(0.34)%	0.12%	0.33%	0.72%	0.65%
Portfolio turnover	18.20%		35.02%	50.28%	35.90%	33.89%	39.36%

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Financial Highlights (concluded)

For a Share Outstanding throughout Each Period

[1]	Total investment return is calculated assuming a purchase of common stock at the market price on the first day and a sale at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges and is not annualized. Past performance is not a guarantee of future results.
[2]	Based on average shares outstanding.
[3]	A reversal of $20,551,036 has been made to the prior year’s tax provision described below (see Note B).
[4]	A provision of $25,507,350 was made for U.S. federal income tax purposes for the fiscal year ended December 31, 2005. This provision was made as, at that time, it was unclear whether the Fund qualified as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code for the taxable year ended December 31, 2004 (see Note B).
[5]	Less than $0.01 per share.
[6]	Annualized

See accompanying notes to financial statements.

THE INDIA FUND, INC.

Notes to Financial Statements	June 30, 2007 (Unaudited)

NOTE A: ORGANIZATION

The India Fund, Inc. (the “Fund”) was incorporated in Maryland on December 27, 1993, and commenced operations on February 23, 1994. The Fund operates through a branch in the Republic of Mauritius. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is long-term capital appreciation by investing primarily in Indian equity securities.

NOTE B: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”), which are consistently followed by the Fund in the preparation of its financial statements.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Significant accounting policies are as follows:

Portfolio Valuation. Investments are stated at value in the accompanying financial statements. All securities for which market quotations are readily available are valued at:

(i)	the last sales price prior to the time of determination, if there was a sale on the date of determination,

(ii)	at the mean between the last current bid and asked prices, if there was no sales price on such date and bid and asked quotations are available, or

(iii)	at the bid price if there was no sales price on such date and only bid quotations are available.

Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. Securities for which sales prices and bid and asked quotations are not available on the date of determination may be valued at the most recently available prices or quotations under policies adopted by the Board of Directors. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which market values are not readily ascertainable are carried at fair value as determined in good faith by or under the supervision of the Board of Directors. The net asset value per share of the Fund is calculated weekly and at the end of each month.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

financial reporting and income tax reporting purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date or, using reasonable diligence, when known. The collectibility of income receivable from Indian securities is evaluated periodically, and any resulting allowances for uncollectible amounts are reflected currently in the determination of investment income.

Tax Status. No provision is made for U.S. federal income or excise taxes for 2006 as it is the Fund’s intention to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and to make the requisite distributions to its shareholders that will be sufficient to relieve it from all or substantially all federal income and excise taxes.

For the year ended December 31, 2005, a provision of $25,507,350 was made for U.S. federal income tax purposes as, at that time, it was unclear whether the Fund qualified as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code for the taxable year ended December 31, 2004. In order to preserve the Fund’s status as a RIC under Subchapter M of the Internal Revenue Code for the taxable year ended December 31, 2004, on April 20, 2006 the Fund distributed a deficiency dividend to shareholders in the amount of $1.07 per share, of which $0.95 per share was designated as a Capital Gain Dividend. Under the deficiency dividend procedure, the maximum amount that the Fund will be obligated to pay to the Internal Revenue Service in interest and penalties is approximately $4,956,314. Accordingly, a reversal of $20,551,036 has been made to the prior year’s tax provision.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the year ended December 31, 2006 were as follows:

Ordinary income	$10,980,955
Long term capital gains	204,622,749

Total	$215,603,704

At December 31, 2006, the Fund had the following undistributed income on a tax basis:

Ordinary income	$15,498,386
Long term capital gains	55,431,434

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)	value of investment securities, assets and liabilities at the prevailing rates of exchange on the valuation date; and

(ii)	purchases and sales of investment securities and investment income at the relevant rates of exchange prevailing on the respective dates of such transactions.

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

The Fund generally does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. However, the Fund does isolate the effects of fluctuations in foreign currency rates when determining the gain or loss upon the sale of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign currency gains or losses for federal income tax purposes. The Fund reports certain realized foreign exchange gains and losses as components of realized gains and losses for financial reporting purposes, whereas such amounts are treated as ordinary income for U.S. federal income tax reporting purposes.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange rates. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets, the possibility of political or economic instability and the fact that foreign securities markets may be smaller and may have less developed and less reliable settlement and share registration procedures.

Distribution of Income and Gains. The Fund intends to distribute annually to shareholders substantially all of its net investment income, including foreign currency gains, and to distribute annually any net realized gains after the utilization of available capital loss carryovers. An additional distribution may be made to the extent necessary to avoid payment of a 4% U.S. federal excise tax.

Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of each fiscal year with the capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized capital gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of additional paid-in capital.

During the year ended December 31, 2006, the Fund reclassified $7,284,570 from accumulated realized gain on investments to over distribution of net investment income. This was the result of currency and investments in Passive Foreign Investment Companies, and net assets were not affected by this reclassification.

NOTE C: MANAGEMENT, INVESTMENT ADVISORY, ADMINISTRATIVE SERVICES AND DIRECTORS

Blackstone Asia Advisors L.L.C. (“Blackstone Advisors”), an affiliate of The Blackstone Group L.P. (“Blackstone”), serves as the Fund’s Investment Manager under the terms of a management agreement

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

dated March 16, 2006 (the “Management Agreement”). Blackstone Fund Services India Private Limited (“Blackstone India”), an affiliate of Blackstone, serves as the Fund’s Country Adviser under the terms of a country advisory agreement dated March 16, 2006 (the “Country Advisory Agreement”). Pursuant to the Management Agreement, Blackstone Advisors supervises the Fund’s investment program and is responsible on a day-to-day basis for investing the Fund’s portfolio in accordance with its investment objective and policies. Pursuant to the Country Advisory Agreement, Blackstone India provides statistical and factual information and research regarding economic and political factors and investment opportunities in India to Blackstone Advisors. For its services, Blackstone Advisors receives monthly fees at an annual rate of: (i) 1.10% for the first $500,000,000 of the Fund’s average weekly net assets; (ii) 0.90% for the next $500,000,000 of the Fund’s average weekly net assets; (iii) 0.85% for the next $500,000,000 of the Fund’s average weekly net assets; and (iv) 0.75% of the Fund’s average weekly net assets in excess of $1,500,000,000. Blackstone India receives from Blackstone Advisors a monthly fee at an annual rate of 0.10% of the Fund’s average weekly net assets. For the six months ended June 30, 2007, the Fund paid a total of $8,860,005 in management fees to Blackstone Advisors.

Blackstone Advisors also serves as the Fund’s Administrator pursuant to an administration agreement dated January 1, 2006. Blackstone Advisors provides certain administrative services to the Fund. For its services, Blackstone Advisors receives a fee that is computed monthly and paid quarterly at an annual rate of: (i) 0.20% of the value of the Fund’s average monthly net assets for the first $1,500,000,000 of the Fund’s average monthly net assets and (ii) 0.15% of the value of the Fund’s average monthly net assets in excess of $1,500,000,000 of the Fund’s average monthly net assets. For the six months ended June 30, 2007, the Fund paid a total of $1,846,385 in administrative fees to Blackstone Advisors. Blackstone Advisors subcontracts certain of these services to PFPC Inc.

In addition, Multiconsult Ltd. (the “Mauritius Administrator”) provides certain administrative services relating to the operation and maintenance of the Fund in Mauritius. The Mauritius Administrator receives a monthly fee of $1,500 and is reimbursed for certain additional expenses. For the six months ended June 30, 2007, fees and expenses of the Mauritius Administrator amounted to $10,413.

The Fund pays each of its directors who is not a director, officer or employee of Blackstone Advisors, Blackstone India or any affiliate thereof (each “Independent Director”) an annual fee of $20,000. The Fund pays an additional annual fee of $10,000 to the Chairman of the Fund. The Fund also pays each Independent Director a fee of (i) $2,000 for each in-person meeting, including each in-person committee meeting; (ii) $4,000 for traveling to Mauritius to attend an in-person meeting; (iii) $1,000 for each telephonic meeting of thirty minutes or less; and (iv) $1,500 for each telephonic meeting lasting over thirty minutes. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

NOTE D: PORTFOLIO ACTIVITY

Purchases and sales of securities, other than short-term obligations, aggregated $351,451,087 and $426,869,403, respectively, for the six months ended June 30, 2007.

NOTE E: FOREIGN INCOME TAX

The Fund conducts its investment activities in India as a tax resident of Mauritius and expects to obtain benefits under the double taxation treaty between Mauritius and India (the “tax treaty” or “treaty”). To obtain benefits under the tax treaty, the Fund must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Fund has obtained a certificate from the Mauritian authorities that it is a resident of Mauritius under the tax treaty between Mauritius and India. Under current regulations, a fund which is a tax resident in Mauritius under the treaty, but has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of securities or to tax on dividends paid by Indian companies. The Fund is subject to and accrues Indian withholding tax on interest earned on Indian securities at the rate of 20.91%.

The Fund will, in any year that it has taxable income for Mauritius tax purposes, elect to pay tax on its net income for Mauritius tax purposes at any rate between 0% and 35%.

The Fund continues to: (i) comply with the requirements of the tax treaty between India and Mauritius; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius, and therefore management believes that the Fund will be able to obtain the benefits of the tax treaty between India and Mauritius. Accordingly, no provision for Indian income taxes has been made in accompanying financial statements of the Fund for taxes related to capital gains or dividends.

The foregoing is based upon current interpretation and practice and is subject to future changes in Indian or Mauritian tax laws and in the treaty between India and Mauritius.

NOTE F: SEMI-ANNUAL REPURCHASE OFFERS

In February 2003, the Board of Directors approved, subject to stockholder approval, a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the 1940 Act. Stockholders of the Fund approved the policy on April 30, 2003. As an interval fund, the Fund makes semi-annual repurchase offers at net asset value (less a 2% repurchase fee) to all Fund stockholders. The percentage of outstanding shares that the Fund can repurchase in each offer is established by the Fund’s Board of Directors shortly before the commencement of each semi-annual offer and is between 5% and 25% of the Fund’s then-outstanding shares.

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

During the six months ended June 30, 2007, the results of the semi-annual repurchase offer was as follows:

Repurchase Offer #8
Commencement Date	February 23, 2007
Expiration Date	March 16, 2007
Repurchase Offer Date	March 23, 2007
% of Issued and Outstanding Shares of Common Stock	5%
Shares Validly Tendered	209,659.0000
Final Pro-ration Odd Lot Shares	0.00
Final Pro-ration Non-Odd Lot Shares	0.000
% of Non-Odd Lot Shares Accepted	0.00000%
Shares Accepted for Tender	209,659.0000
Net Asset Value as of Repurchase Offer Date ($)	41.30
Repurchase Fee per Share ($)	0.8260
Repurchase Offer Price ($)	40.4740
Repurchase Fee ($)	173,178
Expenses ($)	51,039
Total Cost ($)	8,536,777

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

During the year ended December 31, 2006, the results of the semi-annual repurchase offer were as follows:

	Repurchase Offer #6	Repurchase Offer #7
Commencement Date	February 24, 2006	August 25, 2006
Expiration Date	March 17, 2006	September 15, 2006
Repurchase Offer Date	March 24, 2006	September 22, 2006
% of Issued and Outstanding Shares of Common Stock	5%	5%
Shares Validly Tendered	150,937.1444	49,852.2809
Final Pro-ration Odd Lot Shares	0.00	0.00
Final Pro-ration Non-Odd Lot Shares	0.000	0.000
% of Non-Odd Lot Shares Accepted	0.00000%	0.00000%
Shares Accepted for Tender	150,937.1444	49,852.2809
Net Asset Value as of Repurchase Offer Date ($)	41.05	39.38
Repurchase Fee per Share ($)	0.8210	0.7876
Repurchase Offer Price ($)	40.2290	38.5910
Repurchase Fee ($)	123,919	39,264
Expenses ($)	151,493	116,868
Total Cost ($)	6,223,543	2,040,718

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

During the year ended December 31, 2005, the results of the semi-annual repurchase offer were as follows:

	Repurchase Offer #4	Repurchase Offer #5
Commencement Date	February 23, 2005	August 26, 2005
Expiration Date	March 14, 2005	September 16, 2005
Repurchase Offer Date	March 28, 2005	September 23, 2005
% of Issued and Outstanding Shares of Common Stock	5%	5%
Shares Validly Tendered	110,112.1312	168,899.7396
Final Pro-ration Odd Lot Shares	0.00	0.00
Final Pro-ration Non-Odd Lot Shares	0.000	0.000
% of Non-Odd Lot Shares Accepted	0.00000%	0.00000%
Shares Accepted for Tender	110,112.1312	168,899.7396
Net Asset Value as of Repurchase Offer Date ($)	27.20	35.34
Repurchase Fee per Share ($)	0.5440	0.7068
Repurchase Offer Price ($)	26.6540	34.6347
Repurchase Fee ($)	59,901	119,378
Expenses ($)	126,781	220,658
Total Cost ($)	3,061,709	6,070,450

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

NOTE G: 2005 RIGHTS OFFER

On December 17, 2004, the Fund commenced a rights offering and issued to stockholders as of December 17, 2004 one right for each share of common stock held. The rights were not transferable and, consequently, were not listed on any exchange. The rights entitled holders to subscribe for an aggregate of 7,546,991 shares of the Fund’s common stock. In addition, the Fund had the option of issuing additional shares in an amount up to 25% of the shares that were available in the primary offering, or 1,886,747 shares, for an aggregate total of 9,433,738 shares. The offer expired on January 31, 2005. The Fund sold 9,433,738 shares at the subscription price per share of $26.50 (representing 95% of the Fund’s net asset value per share on the expiration date of the offer). The total proceeds of the rights offering were $249,994,057, and the Fund incurred costs to date of $572,549.

NOTE H: 2006 RIGHTS OFFER

On July 3, 2006, the Fund commenced a second rights offering and issued to stockholders as of July 3, 2006 one right for each share of common stock held. The rights were not transferable and, consequently, were not listed on any exchange. The rights entitled holders to subscribe for an aggregate of 10,565,220 shares of the Fund’s common stock. In addition, the Fund had the option of issuing additional shares in an amount up to 25% of the shares that were available in the primary offering, or 2,641,305 shares, for an aggregate total of 13,206,525 shares. The offer expired on August 4, 2006. The Fund sold 13,206,525 shares at the subscription price per share of $34.00 (representing 95% of the Fund’s net asset value per share on the expiration date of the offer). The total proceeds of the rights offering were $449,021,850, and the Fund incurred costs of $1,127,708.

NOTE I: CONCENTRATION OF RISKS

At June 30, 2007, substantially all of the Fund’s net assets were invested in Indian securities. The Indian securities markets are among other things substantially smaller, less developed, less liquid, subject to less regulation and more volatile than the securities markets in the United States. Consequently, and as further discussed above, acquisitions and dispositions of securities by the Fund involve special risks and considerations not present with respect to U.S. securities. At June 30, 2007, the Fund has a concentration of its investment in computer, finance and diversified industries. The values of such investments may be affected by changes in such industry sectors.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in foreign exchange. Foreign security and currency transactions involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibilities of political or economic instability, the fact that foreign securities markets may be smaller and less developed and the fact that securities, tax and corporate laws may have only recently developed or are in developing stages, and laws may not exist to cover all contingencies or to protect investors adequately.

THE INDIA FUND, INC.

Notes to Financial Statements (continued)	June 30, 2007 (Unaudited)

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which may provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

NOTE J: RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109 (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns, including whether an entity is taxable in a particular jurisdiction, and requires certain expanded tax disclosures. FIN 48 permits the recognition of the benefit of an uncertain tax position only when the position is “more like than not” to be sustained assuming examination by taxing authorities. The Fund adopted the provisions of FIN 48 on June 29, 2007 (the last business day of the semi-annual reporting period). Management has reviewed the Fund’s tax positions for all open tax years and has concluded that adoption has had no effect on the Fund’s financial position or results of operations. Except as discussed in Note B, at June 30, 2007, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal income tax returns and returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Fund’s U.S. federal income tax returns filed for the fiscal years from 2003-2006, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, Fair Value Measurements, (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the Statements of Changes in Net Assets for a fiscal period.

THE INDIA FUND, INC.

Results of Annual Meeting of Stockholders
(unaudited)

ANNUAL MEETING

The Fund held its Annual Meeting of Stockholders on April 19, 2007. At the meeting, stockholders elected the nominees proposed for election to the Fund’s Board of Directors. The following table provides information concerning the matters voted on at the meeting:

I. Election of Directors

		Votes	Non-Voting	Total Voting and
Nominee	Votes For	Withheld	Shares	Non-Voting Shares

J. Marc Hardy	34,444,890	259,603	0	34,704,493
Prakash A. Melwani	34,413,902	290,592	0	34,704,494

At April 30, 2007, in addition to J. Marc Hardy and Prakash A. Melwani, the other directors of the Fund were as follows:

Lawrence K. Becker

Leslie H. Gelb

Stephane R. F. Henry

Peter G. Peterson

Luis F. Rubio

Jeswald W. Salacuse

The Fund’s Board of Directors is divided into three classes: Class I, Class II, and Class III. The terms of office of the Class I, Class II, and Class III Directors expire at the Annual Meeting of Stockholders in the year 2008, year 2009 and year 2010, respectively, or thereafter in each case when their respective successors are duly elected and qualified. The Fund’s executive officers are chosen each year at the first meeting of the Fund’s Board of Directors following the Annual Meeting of Stockholders, to hold office until the meeting of the Board following the next Annual Meeting of Stockholders and until their successors are duly elected and qualified.

THE INDIA FUND, INC.

Dividends and Distributions

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund intends to distribute annually to shareholders substantially all of its net investment income, and to distribute any net realized capital gains at least annually. Net investment income for this purpose is income other than net realized long and short-term capital gains net of expenses.

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by the Plan Agent in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by the dividend paying agent. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund’s Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, that if the net asset value is less than 95% of the market price on valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund’s shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date.

THE INDIA FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

Because of the forgoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and shareholders will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about February 15.

Any voluntary cash payment received more than 30 days prior to this date will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payment. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commissions thus attainable.

THE INDIA FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (continued)

The receipt of dividends and distributions under the Plan will not relieve participants of any income tax that may be payable on such dividends or distributions.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days’ written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43027, Westborough, Massachusetts 01581.

THE INDIA FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

YOUR PRIVACY IS PROTECTED

An important part of our commitment to you is our respect for your right to privacy. Protecting all the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you. While the range of products and services we offer continues to expand, and the technology we use continues to change, our commitment to maintaining standards and procedures with respect to security remains constant.

COLLECTION OF INFORMATION

The primary reason that we collect and maintain information is to more effectively administer our customer relationship with you. It allows us to identify, improve and develop products and services that we believe could be of benefit. It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements. These include those related to institutional risk control and the resolution of disputes or inquiries.

Various sources are used to collect information about you, including (i) information you provide to us at the time you establish a relationship, (ii) information provided in applications, forms or instruction letters completed by you, (iii) information about your transactions with us or our affiliated companies, and/or (iv) information we receive through an outside source, such as a bank or credit bureau. In order to maintain the integrity of client information, we have procedures in place to update such information, as well as to delete it when appropriate. We encourage you to communicate such changes whenever necessary.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic, personal information (such as your name, address or tax identification number) about our clients or former clients to anyone, except as permitted or required by law. We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide products or services to you.

The law permits us to share client information with companies that are affiliated with us which provide financial, credit, insurance, trust, legal, accounting and administrative services to us or our clients. This allows us to enhance our relationship with you by providing a broader range of products to better meet your needs and to protect the assets you may hold with us by preserving the safety and soundness of our firm.

THE INDIA FUND, INC.

PRIVACY POLICY OF
BLACKSTONE ASIA ADVISORS L.L.C.

Finally, we are also permitted to disclose nonpublic, personal information to unaffiliated outside parties who assist us with processing, marketing or servicing a financial product, transaction or service requested by you, administering benefits or claims relating to such a transaction, product or service, and/or providing confirmations, statements, valuations or other records or information produced on our behalf.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your subscription. Information about you may also be released if you so direct, or if we or an affiliate are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding this Privacy Policy. We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change that would require your consent.

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THE INDIA FUND, INC.

Investment Manager:
Blackstone Asia Advisors L.L.C.
an affiliate of The Blackstone Group L.P.

Administrator:
Blackstone Asia Advisors L.L.C.

Sub-Administrator:
PFPC Inc.

Transfer Agent:
PFPC Inc.

Custodian:
Deutsche Bank AG

The Fund has adopted the Investment Manager’s proxy voting policies and procedures to govern the voting of proxies relating to its voting securities. You may obtain a copy of these proxy voting procedures, without charge, by calling 1-866-800-8933 and by visiting the Securities and Exchange Commission’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free number at 1-866-800-8933 and at the Securities and Exchange Commission’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of its fiscal year on Form N-Q. You may obtain a copy of these filings by visiting the Securities and Exchange Commission’s website at www.sec.gov or its Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

 Asia
Advisors L.L.C

The India Fund, Inc.

Semi-Annual Report

June 30, 2007

The India Fund, Inc.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

(d) Maximum Number
			(c) Total Number of	(or Approximate
			Shares (or Units)	Dollar Value) of
			Purchased as Part	Shares (or Units)
	(a) Total Number of	(b) Average Price	of Publicly	that May Yet Be
	Shares (or Units)	Paid per Share (or	Announced Plans or	Purchased Under the
Period	Purchased	Unit)	Programs	Plans or Programs
01/01/07 to 01/31/07	None	None	None	None
02/01/07 to 02/28/07	None	None	None	None
03/01/07 to 03/31/07	209,659	$40.4740	209,659 (1)	None
04/01/07 to 04/30/07	None	None	None	None
05/01/07 to 05/31/07	None	None	None	None
06/01/07 to 06/30/07	None	None	None	None
Total	209,659	$40.4740	209,659	None
          (1) These shares were purchased in connection with the Fund’s regular, semi-annual repurchase offer announced on February 23, 2007 that expired on March 16, 2007. In connection with this offer, the Fund offered to repurchase up to 5% of its outstanding shares of common stock. 209,659 shares were validly tendered for cash at a price approximately equal to the Fund’s net asset value as of March 23, 2007.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, Director and President (principal executive officer)

Date	September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani

Prakash A. Melwani, Director and President (principal executive officer)

Date	September 5, 2007

By (Signature and Title)*	/s/ Joseph M. Malangoni

Joseph M. Malangoni, Treasurer and Vice President (principal financial officer)

Date	September 5, 2007

* Print the name and title of each signing officer under his or her signature.